Description of Business and Organization	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Organization
1.      Description of Business and Organization

Brookdale Senior Living Inc. ("Brookdale", "BSL" or the "Company") is a leading owner and operator of senior living communities throughout the United States.  The Company provides an exceptional living experience through properties that are designed, purpose-built and operated to provide the highest quality service, care and living accommodations for residents.  The Company owns, leases and operates retirement centers, assisted living and dementia-care communities and continuing care retirement centers ("CCRCs").  Through its Innovative Senior Care ("ISC") program, the Company also offers a range of outpatient therapy, home health and hospice services, primarily to residents of its communities.

The Company was formed as a Delaware corporation on June 28, 2005. Under its Certificate of Incorporation, the Company was initially authorized to issue up to 5,000,000 shares of common stock and 5,000,000 shares of preferred stock. On September 30, 2005, the Company's Certificate of Incorporation was amended and restated to authorize up to 200,000,000 shares of common stock and 50,000,000 shares of preferred stock.